Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 7 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

		As of December 31,
		2025	2024
Advance to supplier	(1)	$2,609,778	$2,130,175
Loans to third parties		128,698	-
Prepayment for investment		257,397	246,599
Other receivables		455,921	772,252
Prepaid VAT and income tax	(3)	2,660,636	1,061,675
Subtotal		6,112,430	4,210,701
Less: allowance for prepaid expenses and other current assets		(142,998)	(136,999)
Total		$5,969,432	$4,073,702

(1)	The Company prepaid its vendors for electricity and graphite anode materials, including single granular coke, secondary granular coke, and mixed batches of single particle and secondary coke and etc.

(2)	The amount of VAT payable is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company’s input VAT exceeded output VAT as the Company purchased inventory and plant, property and equipment for manufacturing graphite anode materials as of December 31, 2025 and 2024.